Investments and Derivative Instruments (US Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
GMWB reinsurance contracts
Notional Amount	$ 205,854	$ 196,608
Fair Value	(1,448)	(1,044)
UNITED STATES
GMWB reinsurance contracts
Notional Amount	18,622	16,406
Fair Value	572	894
UNITED STATES | GMWB Hedging Instruments [Member] | Customized Swaps [Member]
GMWB reinsurance contracts
Notional Amount	7,787	8,389
Fair Value	238	385
UNITED STATES | GMWB Hedging Instruments [Member] | Equity Swaps, Options and Futures [Member]
GMWB reinsurance contracts
Notional Amount	5,130	5,320
Fair Value	267	498
UNITED STATES | GMWB Hedging Instruments [Member] | Interest Rate Swaps and Futures [Member]
GMWB reinsurance contracts
Notional Amount	5,705	2,697
Fair Value	67	11
UNITED STATES | Macro Hedge Program [Member]
GMWB reinsurance contracts
Notional Amount	7,442	6,819
Fair Value	286	357
UNITED STATES | Macro Hedge Program [Member] | Equity Futures [Member]
GMWB reinsurance contracts
Notional Amount	0	59
Fair Value	0	0
UNITED STATES | Macro Hedge Program [Member] | Stock Option [Member]
GMWB reinsurance contracts
Notional Amount	7,442	6,760
Fair Value	$ 286	$ 357